Segment Information (Details) - Schedule of Segment Indentifiable Assets by Geographical Area - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 26,051	$ 27,017
Hong Kong And Macao [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	1	99
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 26,050	$ 26,918